Related Party Transactions (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2021
Related Party Transactions (Details) [Line Items]
Principal amount					$ 1,500,000
Contract services and products total	$ 0	$ 176,113	$ 193,400	$ 317,378
Accounts receivable	$ 193,400		$ 193,400			$ 0
Schlumberger N.V. [Member]
Related Party Transactions (Details) [Line Items]
Percentage of owned			29.70%
Transocean Ltd. [Member]
Related Party Transactions (Details) [Line Items]
Percentage of owned			31.30%